LEASES (Details 3)	12 Months Ended
Dec. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ (41,423)
Remaining lease term - operating lease	14 months
Discount rate - operating lease	10.00%